Subsequent Events (Details) - Forecast [Member] - $ / shares		2 Months Ended
	Dec. 30, 2024	Jan. 07, 2025
Subsequent Events [Line Items]
Consecutive business days	30 days
Investor [Member]
Subsequent Events [Line Items]
Investors ordinary shares		3,000,000
Warrant [Member]
Subsequent Events [Line Items]
Exchange warrants		3,000,000
Minimum [Member]
Subsequent Events [Line Items]
Common stock price per share	$ 0.04
Maximum [Member]
Subsequent Events [Line Items]
Common stock price per share	$ 1